Fees Summary	May 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,825,750.00
Total Fee Amount	1,495.04
Total Offset Amount	0.00
Net Fee	$ 1,495.04
Offering Table N/A
Offset Table N/A	N/A